Non-Controlling Interest in Consolidated Subsidiaries	12 Months Ended
Dec. 31, 2017
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Non-Controlling Interest in Consolidated Subsidiaries

Note 21. Non-Controlling Interest in Consolidated Subsidiaries

An analysis of FEMSA’s non-controlling interest in its consolidated subsidiaries for the years ended December 31, 2017 and 2016 is as follows:

	December 31, 2017		December 31, 2016
Coca-Cola FEMSA	Ps.	82,366	Ps.	70,293
Other		4,255		3,973

	Ps.	86,621	Ps.	74,266

The changes in the FEMSA’s non-controlling interest were as follows:

	2017		2016		2015
Balance at beginning of the year	Ps.	74,266	Ps.	60,332	Ps.	59,649
Net income of non controlling interest		(5,202)		6,035		5,593
Other comprehensive income (loss):		7,240		9,463		(2,999)
Exchange differences on translation of foreign operation		7,349		9,238		(3,110)
Remeasurements of the net defined benefits liability		30		(63)		75
Valuation of the effective portion of derivative financial instruments		(139)		288		36
Capitalization of issued shares to former owners of Vonpar in Coca-Cola FEMSA		2,867		—		—
Other acquisitions and remeasurments		(50)		1,710		1,133
Contribution from non-controlling interest		11,072		892		250
Equity instruments		—		(485)		—
Dividends		(3,622)		(3,690)		(3,351)
Share based payment		50		9		57

Balance at end of the year	Ps.	86,621	Ps.	74,266	Ps.	60,332

Non controlling accumulated other comprehensive loss is comprised as follows:

	December 31, 2017		December 31, 2016
Exchange differences on translation foreign operation	Ps.	7,150	Ps.	(199)
Remeasurements of the net defined benefits liability		(274)		(304)
Valuation of the effective portion of derivative financial instruments		56		195

Accumulated other comprehensive loss	Ps.	6,932	Ps.	(308)

Coca-Cola FEMSA shareholders, especially the Coca-Cola Company which hold Series D shares, have some protective rights about investing in or disposing of significant businesses. However, these rights do not limit the continued normal operations of Coca-Cola FEMSA.

Summarized financial information in respect of Coca-Cola FEMSA is set out below:

	December 31, 2017		December 31, 2016
Total current assets	Ps.	55,657	Ps.	45,453
Total non-current assets		230,020		233,803
Total current liabilities		55,594		39,868
Total non-current liabilities		89,373		110,155
Total revenue	Ps.	203,780	Ps.	177,718
Total consolidated net (loss) income		(11,654)		10,527
Total consolidated comprehensive income	Ps.	3,315	Ps.	27,171
Net cash flow from operating activities		33,323		32,446
Net cash flow from used in investing activities		(10,890)		(26,915)
Net cash flow from financing activities		(10,775)		(9,734)